Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Beginning balance of fair value		$ 96,059
Change in fair value	[1]	(39,161)
Ending balance of fair value		56,898	$ 96,059
Representative’s Warrants [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Beginning balance of fair value		107,779
Change in fair value	[1]	(102,716)
Ending balance of fair value		5,063	107,779
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Beginning balance of fair value		203,838
Change in fair value	[1]	(141,877)
Ending balance of fair value		61,961	203,838
Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of fair value of warrant liabilities [Line Items]
Beginning balance of fair value		975,324
Proceeds received through Convertible Promissory Note		420,000	900,000
Interest expense		13,975
Interest accrued at 4% per annum based on 365 days in a year			5,027
Change in fair value		12,560	70,297
Ending balance of fair value		$ 1,421,859	$ 975,324

[1]	Represents the non-cash gain on change in valuation of the Private Warrants and Representative’s Warrants and is included in Gain on change in fair value of warrant liability on the statements of operations.